Long-term Debt - Summary of Carrying Value of Long-term Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 38,311	$ 40,532	$ 8,834
Long-term portion of long-term debt	38,311	40,532
First Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	9,188	8,910
Second Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	$ 29,123	29,123
Secured Convertible Debentures
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings		$ 2,499